Financial Instruments and Related Risk Management	12 Months Ended
Dec. 31, 2018
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Financial Instruments and Related Risk Management

NOTE 13	FINANCIAL INSTRUMENTS AND RELATED RISK MANAGEMENT

Outlined below are the Company’s financial instruments, related risk management objectives, policies and exposure, sensitivity and monitoring strategies to financial risks.

Accounting Policies	Accounting Estimates and Judgments
Financial instruments are classified and measured as follows:	Judgment is required to determine whether the right to offset is legally enforceable.

Fair Value Through Profit or Loss (“FVTPL”)	FVTOCI	Financial Assets and Liabilities at Amortized Cost [1]	For derivatives or embedded derivatives, the most
significant area of judgment is whether the
contract can be settled net. This is one of the
criteria used to determine whether a contract for a
nonfinancial asset is considered a derivative and
accounted for as such. Judgment is also applied in
determining whether an embedded derivative is
closely related to the host contract, in which case
bifurcation and separate accounting are not
necessary.

Instrument type	Cash and cash equivalents and derivatives	Equity investments not held for trading	Receivables, short-term debt, payables and accrued charges, long-term debt, other long-term debt instruments

Measurement	Fair value	Fair value	Amortized cost

Fair value gains and losses	Profit or loss	OCI [2]	–

Interest and dividends	Profit or loss	Profit or loss	Profit or loss: effective interest rate

Impairment of assets	–	–	Profit or loss

Foreign exchange	Profit or loss	OCI	Profit or loss

Transaction costs	Profit or loss	OCI	Included in cost of instrument

1  Amortized cost is applied if the objective of the business model for the instrument or group of instruments is to hold the asset to collect the contractual cash flows and the contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest.

2  For equity investments not held for trading, the Company may make an irrevocable election at initial recognition to recognize changes in fair value through OCI rather than profit or loss. The Company made this election for its investments in ICL, Sinofert and certain equity investments as the investments are held for strategic purposes.

Accounting Policies	Accounting Estimates and Judgments

Financial instruments are recognized at trade date when the Company commits to purchase or sell the asset. Financial assets are derecognized when the rights to receive cash flows from the investments have expired or the Company has transferred them, and all the risks and rewards of ownership have been substantially transferred.

Derivatives are used to lock in commodity prices and exchange rates. For designated and qualified cash flow hedges:

•  the effective portion of the change in the fair value of the derivative is accumulated in OCI;

•  when the hedged forecast transaction occurs, the related gain or loss is removed from AOCI and included in the cost of inventory;

•  the hedging gain or loss included in the cost of inventory is recognized in earnings when the product containing the hedged item is sold or becomes impaired; and

•  the ineffective portions of hedges are recorded in net earnings in the current period.

The Company also assesses whether the natural gas derivatives used in hedging transactions are expected to be or were highly effective, both at the hedge’s inception and on an ongoing basis, in offsetting changes in fair values of hedged items. Hedge effectiveness related to the Company’s New York Mercantile Exchange (“NYMEX”) natural gas hedges is assessed on a prospective and retrospective basis using regression analyses. The Company’s Alberta Energy Company (“AECO”) natural gas hedges are assessed using a qualitative assessment. Potential sources of ineffectiveness are changes in timing of forecast transactions, changes in volume delivered or changes in credit risk of the Company or the counterparty.

Financial assets and financial liabilities are offset and the net amount is presented in the consolidated balance sheets when the Company:

•  currently has a legally enforceable right to offset the recognized amounts; and

•  intends either to settle on a net basis, or to realize the assets and settle the liabilities simultaneously.

See Note 32 for discussion related to the policies, estimates and judgments for fair value measurements.

Supporting Information

Financial Risks

The Company is exposed in varying degrees to a variety of financial risks from its use of financial instruments: credit risk, liquidity risk and market risk. The source of risk exposure and how each is managed are outlined below.

Credit Risk

The Company’s exposure to credit risk on its cash and cash equivalents, receivables (excluding taxes) and derivative instrument assets is the carrying amount of each instrument on the consolidated balance sheets.

Maximum exposure to credit risk as at December 31:

	2018	2017

Cash and cash equivalents	$2,314	$116
Receivables [1]	3,094	465
Other current assets – derivatives	5	7
Other non-current assets – derivatives	–	3

	$5,413	$591

1	Excluding income tax receivable.

Credit risk is managed through policies applicable to the following assets:

	Acceptable Minimum Counterparty Credit Ratings	Exposure Thresholds by Counterparty	Daily Counterparty Settlement Based on Prescribed Credit Thresholds	Counterparties to Contracts are Investment-Grade Quality

Cash and Cash Equivalents	X	X

Natural Gas Derivatives	X		X	X

Foreign Currency Derivatives	X

Credit risk on trade receivables for the Company’s Retail, Potash, Nitrogen, and Phosphate and Sulfate segments is managed through a credit management program whereby:

•	credit approval policies and procedures are in place to guide the granting of credit to new customers as well as its continued extension to existing customers;

•	existing customer accounts are reviewed every 12-24 months, depending on the credit limit amounts;

•	credit is extended to international customers based upon an evaluation of both customer and country risk;

•	the credit period on sales is generally 15 and 30 days for wholesale fertilizer customers, 30 days for industrial and feed customers, 30-90 days for Retail customers and up to 180 days for select export sales customers; and

•	credit agency reports, where available, and an assessment of other relevant information such as current financial statements and/or credit references are used before assigning credit limits to customers. Those that fail to meet specified benchmark creditworthiness may transact with the Company on a prepayment basis or provide another form of credit support that the Company approves.

The Company’s trade receivables include a concentration in Retail operations in Australia for advances to the customers to purchase crop inputs and livestock. The Company mitigates risk in these receivables by obtaining security over livestock. In the Company’s Retail operations in Western Canada, credit risk in accounts receivable is mitigated through an agency agreement with a Canadian financial institution wherein the financial institution provides credit to qualifying customers to assist in financing their crop input purchases. Through the agency agreement, which expires in 2021, customers have loans directly with the financial institution while the Company has only a limited recourse involvement to the extent of an indemnification of the financial institution for 52 percent of its future bad debts to a maximum of 5 percent of the qualified customer loans. Outstanding customer credit with the financial institution was $571 at December 31, 2018, which is not recognized in the Company’s consolidated balance sheets. Historical indemnification losses on this arrangement have been negligible, and the average aging of the customer loans with the financial institution is current.

Liquidity Risk

Liquidity risk arises from the Company’s general funding needs and the management of its assets, liabilities and optimal capital structure. The Company manages its liquidity risk to maintain sufficient liquid financial resources to fund its operations and meet its commitments and obligations in a cost-effective manner. In managing its liquidity risk, the Company has access to a range of funding options. It has established an external borrowing policy with the following objectives:

•	maintain an optimal capital structure;

•	maintain investment-grade credit ratings that provide ease of access to the debt capital and commercial paper markets;

•	maintain sufficient short-term credit availability; and

•	maintain long-term relationships with a sufficient number of high-quality and diverse lenders.

The table below outlines the Company’s available credit facilities as at December 31, 2018.

	Total Amount	Amount Outstanding and Committed	Amount Available
Unsecured revolving term credit facility	$4,500	$391	$4,109
Uncommitted revolving demand facility	500	–	500
Accounts receivable securitization program	500	–	500
Other credit facilities	520	238	282

The following maturity analysis of the Company’s financial liabilities and gross settled derivative contracts (for which the cash flows are settled simultaneously) is based on the expected undiscounted contractual cash flows from the date of the consolidated balance sheets to the contractual maturity date.

2018	Carrying Amount of Liability as at December 31		Contractual Cash Flows		Within 1 Year		1 to 3 Years		3 to 5 Years		Over 5 Years
Short-term debt [1]	$	629	$	629	$	629	$	–	$	–	$	–
Payables and accrued charges [2]		4,695		4,695		4,695		–		–		–
Current portion of long-term debt and Long-term debt[1]		8,594		12,818		1,362		1,121		1,583		8,752
Derivatives		71		72		44		19		9		–

	$	13,989	$	18,214	$	6,730	$	1,140	$	1,592	$	8,752

1

Contractual cash flows include contractual interest payments related to debt obligations. Interest rates on variable rate debt are based on prevailing rates as at December 31, 2018. Disclosures regarding offsetting of certain debt obligations are provided below.

2

Excludes non-financial liabilities and includes trade payables of approximately $500 paid in January 2019 through an arrangement whereby a supplier sold the right to receive payment to a financial institution.

Market Risk

Market risks, where financial instrument fair values can fluctuate due to changes in market prices, include foreign exchange risk, interest rate risk and price risk (related to commodity and equity securities).

Foreign Exchange Risk

To manage foreign exchange risk (primarily related to Canadian operating and capital expenditures, certain subsidiaries denominated in currencies other than the functional currency of an operation, taxes and dividends), the Company may enter into foreign currency derivatives. Treasury risk management policies allow such exposures to be hedged within certain prescribed limits for both forecast operating and capital expenditures. The risk management policy is to manage the earnings impact that could occur from a reasonably possible strengthening or weakening of the US dollar. The foreign currency derivatives are not currently designated as hedging instruments for accounting purposes. The Company had no material exposure to foreign exchange risk that could affect the Company’s net earnings as at December 31, 2018 and 2017.

Interest Rate Risk

Fluctuations in interest rates impact the future cash flows and fair values of various financial instruments.

Interest rate risk on debt is addressed by:

•	using a portfolio of fixed and floating rate instruments;

•	aligning current and long-term assets with demand and fixed-term debt;

•	monitoring the effects of market changes in interest rates; and

•	using interest rate swaps, if desired.

Related to interest rate risk on investments in marketable securities, the Company’s primary objectives are to:

•	ensure the security of principal amounts invested;

•	provide for an adequate degree of liquidity; and

•	achieve a satisfactory return.

Treasury risk management policies specify investment parameters including eligible types of investment, maximum maturity dates, maximum exposure by counterparty and minimum credit ratings.

The Company had no material exposure to interest rate risk on its financial instruments and earnings as at December 31, 2018 and 2017.

Price Risk

Commodity price risk exists on the Company’s natural gas derivative instruments. Its natural gas strategy is to diversify its forecast gas volume requirements, including a portion of annual requirements purchased at spot market prices, a portion at fixed prices (up to 10 years) and a portion indexed to the market price of ammonia. Its objective is to acquire a reliable supply of natural gas feedstock and fuel on a location-adjusted, cost-competitive basis.

Price risk also exists for exchange-traded equity securities measured at FVTPL or FVTOCI. The Company had no material exposure to price risk on its financial instruments as at December 31, 2018 and 2017.

Fair Value

Estimated fair values for financial instruments are designed to approximate amounts for which the instruments could be exchanged in a current arm’s-length transaction between knowledgeable, willing parties. The valuation policies and procedures for financial reporting purposes are determined by the Company’s finance department.

Financial instruments included in the consolidated balance sheets are measured either at fair value or amortized cost. The tables below explain the valuation methods used to determine the fair value of each financial instrument and its associated level in the fair value hierarchy.

Financial Instruments Measured at Fair Value	Fair Value Method

Cash and cash equivalents	Carrying amount (approximation to fair value assumed due to short-term nature)

Equity securities	Closing bid price of the common shares as at the balance sheet date

Debt securities	Closing bid price of the debt (Level 2) as at the balance sheet date

Foreign currency derivatives not traded in an active market	Quoted forward exchange rates (Level 2) as at the balance sheet date

Financial Instruments Measured at Fair Value	Fair Value Method

Foreign exchange forward contracts, swaps and options and natural gas swaps not traded in an active market	A discounted cash flow model [1] Market comparison [2]

1

Inputs included contractual cash flows based on prices for natural gas futures contracts, fixed prices and notional volumes specified by the swap contracts, the time value of money, liquidity risk, the Company’s own credit risk (related to instruments in a liability position) and counterparty credit risk (related to instruments in an asset position). Futures contract prices used as inputs in the model were supported by prices quoted in an active market and therefore categorized in Level 2.

2	Inputs include current market and contractual prices, forward pricing curves, quoted forward prices, basis differentials, volatility factors and interest rates and therefore categorized in Level 2.

Financial Instruments Measured at Amortized Cost	Fair Value Method

Receivables, short-term debt and payables and accrued charges	Carrying amount (approximation to fair value assumed due to short-term nature)

Long-term debt	Quoted market prices (Level 1 or 2 depending on the market liquidity of the debt)

Other long-term debt instruments	Carrying amount

The following table presents the Company’s fair value hierarchy for financial assets and financial liabilities carried at fair value on a recurring basis or measured at amortized costs:

		Fair Value Measurements at Reporting Dates Using:
2018	Carrying Amount of Asset (Liability) as at December 31	Quoted Prices in Active Markets for Identical Assets (Level 1) [1]	Significant Other Observable Inputs (Level 2) [1]

Financial instruments measured at fair value on a recurring basis
Derivative instrument assets	$5	$–	$5
Other current financial assets – marketable securities [2]	97	12	85
Investments at FVTOCI [3]	186	186	–
Derivative instrument liabilities	(71)	–	(71)
Financial instruments measured at amortized cost
Cash and cash equivalents	$2,314	$–	$2,314
Current portion of long-term debt
Senior notes and debentures [4]	(995)	–	(1,009)
Fixed and floating rate debt	(8)	–	(8)
Long-term debt
Senior notes and debentures [4]	(7,569)	(1,004)	(6,177)
Fixed and floating rate debt	(22)	–	(22)

2017

Derivative instrument assets
Natural gas derivatives	$9	$–	$9
Investments at FVTOCI [3]	970	970	–
Derivative instrument liabilities
Natural gas derivatives	(64)	–	(64)
Long-term debt
Senior notes [4]	(3,707)	(490)	(3,555)

1

During the period ended December 31, 2018, there were no transfers between Level 1 and Level 2 for financial instruments measured at fair value. The Company’s policy is to recognize transfers at the end of the reporting period.

2

Marketable securities consist of equity and fixed income securities. The Company determines the fair value of equity securities based on the bid price of identical instruments in active markets. The Company values fixed income securities using quoted prices of instruments with similar terms and credit risk.

3	Investments at FVTOCI are comprised of shares in Sinofert and other (Note 21) (2017 – ICL, Sinofert and other). The Company’s investment in ICL was sold during 2018 (Note 10).
4	Carrying amount of liability includes net unamortized debt issue costs.

	2018						2017

Financial assets (liabilities)	Gross		Offset		Net Amounts Presented		Gross	Offset	Net Amounts Presented

Derivative instrument assets
Natural gas derivatives [1]	$	31	$	(27)	$	4	$11	$(2)	$9
Derivative instrument liabilities
Natural gas derivatives [2]		(92)		26		(66)	(74)	10	(64)
Other long-term debt instruments [3]		(150)		150		–	(150)	150	–

	$	(211)	$	149	$	(62)	$(213)	$158	$(55)

1	Cash margin deposits of $NIL (2017 – $(1)) were held related to legally enforceable master netting arrangements.
2	Cash margin deposits of $18 (2017 – $38) were placed with counterparties related to legally enforceable master netting arrangements.
3

Back-to-back loan arrangements that are not subject to any financial test covenants but are subject to certain customary covenants and events of default, including, for other long-term debt, an event of default for non-payment or other debt in excess of $25. Non-compliance with such covenants could result in accelerated payment of the related debt. The Company was in compliance with these covenants as at December 31, 2018.

Natural gas derivatives outstanding:

	2018				2017

	Notional [1]	Maturities	Average Contract Price [2]	Fair Value of Assets (Liabilities)	Notional [1]	Maturities	Average Contract Price [2]	Fair Value of Assets (Liabilities)

Natural gas
NYMEX swaps	22	2019 – 2022	$4.26	$(35)	27	2018 – 2022	$4.89	$(54)
AECO swaps [3]	26	2019	$1.92	$(25)	–	–	–	$–

1	In millions of British thermal units (“MMBtu”).
2	US dollars per MMBtu.
3	AECO swaps are only included in 2018 as a result of the Merger as described in Note 3.